Financial Instrument Risks and Risk Management - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 28, 2022	Jul. 27, 2022
Disclosure of financial liabilities [line items]
Maximum exposure to credit risk	$ 264,500,000	$ 354,600,000
Draw down on credit facility	$ 299,800,000	0
Currency risk | BRL
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	20.00%
Sensitivity analysis, impact on net income	$ 7,816,000
Currency risk | MXN
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 2,053,000
Currency risk | CAD
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ (7,975,000)
Currency risk | Brazil, Brazil Real and Mexico, Peso
Disclosure of financial liabilities [line items]
Sensitivity analysis, decrease in risk variable, impact on liabilities	(1,700,000)
Sensitivity analysis, decrease in risk variable, impact on net income	(1,700,000)
Sensitivity analysis, increase in risk variable, impact on liabilities	2,200,000
Sensitivity analysis, increase in risk variable, impact on net income	$ 2,200,000
Other price risk | Marketable securities and warrants
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 1,300,000
Sensitivity analysis, impact on other comprehensive income	$ 1,400,000
Floating interest rate | Interest rate risk
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	1.00%
Sensitivity analysis, impact on net income	$ 3,000,000
Revolving credit facility
Disclosure of financial liabilities [line items]
Draw down on credit facility	299,800,000	$ 0
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Revolving credit facility
Disclosure of financial liabilities [line items]
Maximum capacity			$ 700,000,000	$ 400,000,000
Draw down on credit facility	$ 572,800,000